Average Annual Total Returns{- Fidelity Freedom® 2040 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2040 Fund	Fidelity Freedom 2040 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2040 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2040 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0270 Past 1 year	F0270 Past 5 years	F0270 Past 10 years
Total	16.48%	13.94%	11.80%	12.80%	11.84%	10.03%	11.33%	10.67%	9.19%	28.71%	18.47%	16.55%	16.17%	13.97%	12.32%